Income tax expense - Current tax assets and liabilities (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Disclosure Of Current Tax Assets Liabilities [Abstract]
Current tax assets	₩ 203,542	$ 157,662	₩ 53,274
Current tax liabilities	₩ 103,655	$ 80,290	₩ 843,555